Leases (Tables)	12 Months Ended
Dec. 31, 2021
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Right of use assets
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2019	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expense	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843
Additions/(Terminations)	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279
Additions/(Terminations)	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)

Balance at December 31, 2021	$147,831	$18,497	$166,328

Lease liabilities
Lease liabilities

	2021	2020
Current portion of lease liability
Aircraft	$70,061	$77,777
Real estate	3,856	5,828

	$73,917	$83,605

Long-term lease liability
Aircraft	$86,167	$125,216
Real estate	18,567	21,689

	$104,734	$146,905

	$178,651	$230,510

Disclosure Of Cash Flows For Leases	Total cash outflow for leases for the years ended as December 31, 2021 and 2020:

	2021	2020
Aircraft	$81,936	$97,353
Real estate	5,862	6,039

	$87,798	$103,392

Disclosure Of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2021	2020	2019
Depreciation and amortization
Aircraft	$73,687	$88,451	$95,564
Real estate	4,506	6,390	7,260

	$78,193	$94,841	$102,824
Impairment of non financial assets
Aircraft	$—	$1,541	$—
Other operating and administrative expenses
Short-term leases	$440	$90	$364
Leases of low-value assets	279	330	733
Variable lease payments not include in the measurement of lease liabilities	1,352	827	706
Variable lease payments by rental concessions received	(1,295)	(489)	—

	$776	$758	$1,803
Finance cost
Aircraft	$5,480	$8,185	$11,221
Real estate	1,326	1,717	2,073
Unwinding of discount and changes in the discount rate	762	832	846

	$7,568	$10,734	$14,140

	$86,537	$107,874	$118,767

Schedule of Future Minimum Lease Receivables under Non-cancellable Leases
The future minimum lease receivables under
non-cancellable
leases are as follows:

	2021	2020
Up to one year	$2,875	$3,000
One to five years	—	2,875

Total minimum lease rental receivables	$2,875	$5,875